Operating expenses, net	12 Months Ended
Dec. 31, 2021
Disclosure of associates [line items]
Operating expenses, net

26.  Selling expenses

This caption is made up as follows:

	2021	2020	2019
	US$(000)	US$(000)	US$(000)

Transportation services	14,138	12,242	14,585
Canons and tributes	2,820	2,118	2,631
Shipping services and expenses	2,252	2,519	5,637
Personnel expenses	595	520	637
Other	1,022	1,134	823
	20,827	18,533	24,313

Minera Yanacocha SRL and subsidiary [Member]
Disclosure of associates [line items]
Operating expenses, net	22. Selling expenses This caption is made up as follows:

	2021	2020	2019
	US$(000)	US$(000)	US$(000)

Selling expenses	1,149	1,412	1,719
Other	1,216	510	3

	2,365	1,922	1,722